EQUITY - Dividends Declared (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Cash dividends declared per common share (in dollars per share)	$ 0.78	$ 0.71	$ 0.66
Series A
Class of Stock [Line Items]
Cash dividends declared per preferred stock (in dollars per share)	1,313	1,313	1,378
Series B
Class of Stock [Line Items]
Cash dividends declared per preferred stock (in dollars per share)	1,238	1,238	426
Series C
Class of Stock [Line Items]
Cash dividends declared per preferred stock (in dollars per share)	$ 1,075	$ 1,006	$ 0